CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	4,500,000,000	2,500,000,000	2,500,000,000
Common stock, issued	1,882,579,354	1,256,900,534	923,029,038
Common stock, outstanding	1,882,579,354	1,256,900,534	923,029,038
Series A Preferred Stock
Mezzanine stock, authorized	3,000,000	1,000,000	1,000,000
Mezzanine stock, issued	1,000,000	1,000,000	1,000,000
Mezzanine stock, outstanding	1,000,000	1,000,000	1,000,000
Series B Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	46,649	2,588,693	2,588,693
Mezzanine stock, outstanding	2,588,693	2,588,693	2,588,693
Series C Preferred Stock
Mezzanine stock, authorized		3,000,000	3,000,000
Mezzanine stock, issued	2,243,507	2,043,507	0
Mezzanine stock, outstanding		0	0
Series D Preferred Stock
Mezzanine stock, authorized		10,000,000	10,000,000
Mezzanine stock, issued		46,649	46,649
Mezzanine stock, outstanding		46,649	46,649
Series E Preferred Stock
Mezzanine stock, authorized	10,000,000	10,000,000	10,000,000
Mezzanine stock, issued		2,043,507	0
Mezzanine stock, outstanding	2,243,507	2,043,507	0